Supplemental information on oil and gas producing activities (unaudited) - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]	$ 141,928	$ 0	$ 507,907
Acquisition of unproved properties	[2]	339,394	0	1,274,660
Exploration costs		3,322,055	1,793,549	1,340,898
Development costs		16,266,222	11,264,075	7,367,020
Total costs incurred		$ 20,069,599	$ 13,057,624	$ 10,490,485

[1]	For 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.

For 2020, it corresponds mainly to the acquisition of the entire participation in the Guajira Association (43% of the association contract) by Hocol and its position as operator.
[2]	During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.

During 2020, Ecopetrol Business Group through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda acquired 30% of the interests, rights and obligations in two areas that correspond to the BM-S-54 Concession Agrement and the Sul de Gato do Mato Shared Production Contract, located offshore in Santos basin of Brazil, in the discovery of hydrocarbons called “Gato do Mato”. Additionally, Ecopetrol Óleo e Gás do Brasil Ltda has recognized the billing related to activities of drilling during the year. On July 17, 2020, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol Óleo e Gás do Brasil retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total.